Note 22 - Discontinued Operation (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 AUD ($)	Jul. 31, 2022 USD ($)
Statement Line Items [Line Items]
Contingent consideration asset, fair value			$ 4,500
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Working capital adjustments on consideration paid (received)	$ 2,900	$ 4,300
Contingent consideration asset, fair value							$ 4,500
Contingent consideration, fair value, multiple to year one forecast EBITDA	4.5	4.5	4.5
Discontinued operation, forecast EBITDA amount		$ 2,700		$ 2,700
Contingent consideration, fair value, discount on EBITDA	10.00%	10.00%
Advisory fees	$ 400	$ 500
Net assets sold	7,000	10,143
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ (3,854)	$ (5,391)	$ 34	$ 50
Disposal groups classified as held for sale [member] | Disposal of major subsidiary [member]
Statement Line Items [Line Items]
Contingent consideration asset, fair value					$ 600	$ 900